Consolidated Statement of Changes in Equity - RUB (₽) ₽ in Millions	Total	Common shares [member]	Preferred shares [member]	Additional paid-in capital [member]	Accumulated deficit [member]	Accumulated other comprehensive income (loss) [member]	Equity attributable to shareholders of Mechel PAO [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2014	₽ (146,413)	₽ 4,163	₽ 833	₽ 25,592	₽ (186,272)	₽ 1,018	₽ (154,666)	₽ 8,253
Beginning balance, shares at Dec. 31, 2014		416,270,745	83,254,149
Profit (loss) for the year	(114,628)				(115,163)		(115,163)	535
Other comprehensive income (loss)
Net gain (loss) on available for sale financial assets	8					8	8
Re-measurement losses on defined benefit plans	(194)					(196)	(196)	2
Exchange differences on translation of foreign operations	287					287	287
Total comprehensive income (loss) for the year, net of tax	(114,527)				(115,163)	99	(115,064)	537
Transfer of cumulative translation adjustment due to disposal of discontinued operations	(798)					(798)	(798)
Transfer of actuarial gains (losses) due to disposal of discontinued operations					(126)	126
Dividends declared to equity shareholders of Mechel PAO	(4)				(4)		(4)
Acquisition of non-controlling interests	(112)			2,730			2,730	(2,842)
Ending balance at Dec. 31, 2015	(261,854)	₽ 4,163	₽ 833	28,322	(301,565)	445	(267,802)	5,948
Ending balance, shares at Dec. 31, 2015		416,270,745	83,254,149
Profit (loss) for the year	8,832				7,126		7,126	1,706
Other comprehensive income (loss)
Net gain (loss) on available for sale financial assets	(1)					(1)	(1)
Re-measurement losses on defined benefit plans	(23)					(23)	(23)
Exchange differences on translation of foreign operations	431					427	427	4
Total comprehensive income (loss) for the year, net of tax	9,239				7,126	403	7,529	1,710
Reversal of unclaimed declared dividends to non-controlling interest upon expiration of limitation period	35							35
Dividends declared to equity shareholders of Mechel PAO	(5)				(5)		(5)
Dividends declared to non-controlling interests	(3)							(3)
Acquisition of non-controlling interests	0			4			4	(4)
Ending balance at Dec. 31, 2016	(252,588)	₽ 4,163	₽ 833	28,326	(294,444)	848	(260,274)	7,686
Ending balance, shares at Dec. 31, 2016		416,270,745	83,254,149
Profit (loss) for the year	12,570				11,557		11,557	1,013
Other comprehensive income (loss)
Net gain (loss) on available for sale financial assets	0
Re-measurement losses on defined benefit plans	145					145	145	0
Exchange differences on translation of foreign operations	313					310	310	3
Total comprehensive income (loss) for the year, net of tax	13,028				11,557	455	12,012	1,016
Dividends declared to equity shareholders of Mechel PAO	(856)				(856)		(856)
Dividends declared to non-controlling interests	(359)							(359)
Acquisition of non-controlling interests	(3,358)			(3,948)			(3,948)	590
Ending balance at Dec. 31, 2017	₽ (244,133)	₽ 4,163	₽ 833	₽ 24,378	₽ (283,743)	₽ 1,303	₽ (253,066)	₽ 8,933
Ending balance, shares at Dec. 31, 2017		416,270,745	83,254,149